Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Advisor Class, HASAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Advisor Class
Trading Symbol	HASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$151.54	1.36%

Expenses Paid, Amount	$ 151.54
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Asset Allocation Fund - Advisor Class	22.86%	9.94%	9.27%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P Global BMI ex-US Index	13.21%	5.45%	6.47%

Performance Inception Date	Sep. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 906,616,788
Holdings Count | shares	80
Advisory Fees Paid, Amount	$ 10,141,573
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Institutional Class, HASIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	HASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$124.93	1.12%

Expenses Paid, Amount	$ 124.93
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	23.08%	10.23%	9.97%
S&P 500 Total Return Index	33.89%	15.77%	15.51%
S&P Global BMI ex-US Index	13.21%	5.45%	6.12%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 906,616,788
Holdings Count | shares	80
Advisory Fees Paid, Amount	$ 10,141,573
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Investor Class, AAANX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Investor Class
Trading Symbol	AAANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$134.92	1.21%

Expenses Paid, Amount	$ 134.92
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	23.00%	10.11%	7.71%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
S&P Global BMI ex-US Index	13.21%	5.45%	4.86%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 906,616,788
Holdings Count | shares	80
Advisory Fees Paid, Amount	$ 10,141,573
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Advisor Class, ARAAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Advisor Class
Trading Symbol	ARAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$153.05	1.36%

Expenses Paid, Amount	$ 153.05
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Risk Assist® Fund - Advisor Class	25.08%	7.18%	6.33%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P Global BMI ex-US Index	13.21%	5.45%	6.47%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.55%

Performance Inception Date	Sep. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,380,428,065
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 12,859,784
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Institutional Class, ACRIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Institutional Class
Trading Symbol	ACRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$125.14	1.11%

Expenses Paid, Amount	$ 125.14
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	25.47%	7.47%	7.14%
S&P 500 Total Return Index	33.89%	15.77%	15.51%
S&P Global BMI ex-US Index	13.21%	5.45%	6.12%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.14%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,380,428,065
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 12,859,784
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Investor Class, ARANX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Investor Class
Trading Symbol	ARANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$136.29	1.21%

Expenses Paid, Amount	$ 136.29
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Investor Class	25.28%	7.36%	5.14%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
S&P Global BMI ex-US Index	13.21%	5.45%	4.86%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.52%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,380,428,065
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 12,859,784
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.

Advisor Class, AIHAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Advisor Class
Trading Symbol	AIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$121.28	1.17%

Expenses Paid, Amount	$ 121.28
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	7.31%	-0.25%	0.44%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.42%

Performance Inception Date	Feb. 08, 2016
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 237,589,110
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,760,181
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%

Institutional Class, AIRIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Institutional Class
Trading Symbol	AIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$96.51	0.93%

Expenses Paid, Amount	$ 96.51
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	7.55%	-0.03%	0.36%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.14%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 237,589,110
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,760,181
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%

Investor Class, AIMNX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Investor Class
Trading Symbol	AIMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$106.92	1.03%

Expenses Paid, Amount	$ 106.92
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class	7.41%	-0.09%	0.35%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.52%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 237,589,110
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,760,181
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%

Advisor Class, HADUX
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Advisor Class
Trading Symbol	HADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$162.40	1.41%

Expenses Paid, Amount	$ 162.40
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Equity Premium Income Fund consists of an underlying equity portfolio of large-cap stocks tilted towards dividend paying securities, and a covered call strategy that sells short maturity out-of-the money call options on a portion of the Fund's total assets. The goal of this combined portfolio is capital appreciation and income. For the year ending November 30, 2024, the Fund outperformed expectations in a strong up market for domestic equities.

The Fund's stock selection process aims to deliver a portfolio of stocks that Horizon Investments believes are high quality with balanced fundamentals, while maintaining modest sector deviations from broad markets. The Fund's underlying equity portfolio captured a majority of the gains in broad large-cap stocks during the period, a better-than-expected result given the narrow mega-cap led market environment.

The covered call option overlay detracted from performance during the period by capping some of the gains in the Fund relative to its underlying equity portfolio. Some of this headwind to performance was mitigated by two design choices for the call overlay: covering only a portion of the Funds assets and selecting short maturity options.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	30.35%	8.15%	7.80%
S&P 500 Total Return Index	33.89%	15.77%	14.90%
S&P 500 Buy/Write Monthly Index	19.80%	6.61%	6.38%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 123,916,189
Holdings Count | shares	201
Advisory Fees Paid, Amount	$ 806,714
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$123,916,189
Number of Portfolio Holdings	201
Total Advisory Fees Paid ($)	$806,714
Portfolio Turnover Rate (%)	23%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.4%
Investment Companies	0.6%
100.0%

Investor Class, HNDDX
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Investor Class
Trading Symbol	HNDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$144.10	1.25%

Expenses Paid, Amount	$ 144.10
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Equity Premium Income Fund consists of an underlying equity portfolio of large-cap stocks tilted towards dividend paying securities, and a covered call strategy that sells short maturity out-of-the money call options on a portion of the Fund's total assets. The goal of this combined portfolio is capital appreciation and income. For the year ending November 30, 2024, the Fund outperformed expectations in a strong up market for domestic equities.

The Fund's stock selection process aims to deliver a portfolio of stocks that Horizon Investments believes are high quality with balanced fundamentals, while maintaining modest sector deviations from broad markets. The Fund's underlying equity portfolio captured a majority of the gains in broad large-cap stocks during the period, a better-than-expected result given the narrow mega-cap led market environment.

The covered call option overlay detracted from performance during the period by capping some of the gains in the Fund relative to its underlying equity portfolio. Some of this headwind to performance was mitigated by two design choices for the call overlay: covering only a portion of the Funds assets and selecting short maturity options.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	30.56%	8.31%	8.67%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P 500 Buy/Write Monthly Index	19.80%	6.61%	6.87%

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 123,916,189
Holdings Count | shares	201
Advisory Fees Paid, Amount	$ 806,714
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$123,916,189
Number of Portfolio Holdings	201
Total Advisory Fees Paid ($)	$806,714
Portfolio Turnover Rate (%)	23%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.4%
Investment Companies	0.6%
100.0%

Advisor Class, HADRX
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Advisor Class
Trading Symbol	HADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$163.99	1.50%

Expenses Paid, Amount	$ 163.99
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Defined Risk Fund performed in line with its objectives of capital appreciation and capital preservation in the year ended November 30, 2024. The Fund pursues its objective by investing in a basket of U.S. large-cap equities that track the S&P 500 Index, while seeking to generate income, hedge volatility, and reduce downside risk by buying and selling put and call options.

The Fund is expected to underperform the S&P 500 Index in an up market while realizing less volatility. Given the strong upward trend in domestic equity markets, the Fund performed in line with its expectations in terms of return and risk during the period.

The Fund allows for active positioning within its options collar structure. The goal of this active positioning is to generate income, hedge volatility, and reduce downside risk. This active positioning had no material impact to the Fund's performance over the fiscal year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	18.66%	8.13%	6.99%
Bloomberg US Treasury 1-3 Years Index	4.99%	1.36%	1.77%
S&P 500 Total Return Index	33.89%	15.77%	14.05%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 689,972,110
Holdings Count | shares	514
Advisory Fees Paid, Amount	$ 4,856,161
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$689,972,110
Number of Portfolio Holdings	514
Total Advisory Fees Paid ($)	$4,856,161
Portfolio Turnover Rate (%)	8%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.0%
Purchased Put Options	0.7%
Investment Companies	0.3%
100.0%

Investor Class, HNDRX
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Investor Class
Trading Symbol	HNDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$145.54	1.33%

Expenses Paid, Amount	$ 145.54
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Defined Risk Fund performed in line with its objectives of capital appreciation and capital preservation in the year ended November 30, 2024. The Fund pursues its objective by investing in a basket of U.S. large-cap equities that track the S&P 500 Index, while seeking to generate income, hedge volatility, and reduce downside risk by buying and selling put and call options.

The Fund is expected to underperform the S&P 500 Index in an up market while realizing less volatility. Given the strong upward trend in domestic equity markets, the Fund performed in line with its expectations in terms of return and risk during the period.

The Fund allows for active positioning within its options collar structure. The goal of this active positioning is to generate income, hedge volatility, and reduce downside risk. This active positioning had no material impact to the Fund's performance over the fiscal year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	18.85%	8.29%	7.22%
Bloomberg US Treasury 1-3 Years Index	4.99%	1.36%	1.70%
S&P 500 Total Return Index	33.89%	15.77%	14.31%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 689,972,110
Holdings Count | shares	514
Advisory Fees Paid, Amount	$ 4,856,161
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$689,972,110
Number of Portfolio Holdings	514
Total Advisory Fees Paid ($)	$4,856,161
Portfolio Turnover Rate (%)	8%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.0%
Purchased Put Options	0.7%
Investment Companies	0.3%
100.0%

Advisor Class, USRTX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Advisor Class
Trading Symbol	USRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$135.81	1.19%

Expenses Paid, Amount	$ 135.81
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Multi-Factor U.S. Equity Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. The Fund's defensive bias resulted in smaller gains than those for the S&P 500 Index given strong market returns for the year ending November 30, 2024.

The Fund is expected to outperform the S&P 500 Index in a down market and underperform it in an up market, while realizing less volatility across all market environments. Given the strong upward trend in domestic large-cap equities during the period, the Fund met expectations by realizing a more defensive return profile.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. This process resulted in lower average weights to several mega-cap names during the period. The narrow and concentrated leadership in equity markets was a headwind to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	28.24%	11.57%
S&P 500 Total Return Index	33.89%	15.65%
MSCI USA Minimum Volatility Index	26.18%	9.22%

Performance Inception Date	Jan. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 598,878,346
Holdings Count | shares	157
Advisory Fees Paid, Amount	$ 3,394,770
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$598,878,346
Number of Portfolio Holdings	157
Total Advisory Fees Paid ($)	$3,394,770
Portfolio Turnover Rate (%)	164%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.7%
Investment Companies	0.3%
100.0%

Investor Class, USRAX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	USRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$123.31	1.08%

Expenses Paid, Amount	$ 123.31
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Multi-Factor U.S. Equity Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. The Fund's defensive bias resulted in smaller gains than those for the S&P 500 Index given strong market returns for the year ending November 30, 2024.

The Fund is expected to outperform the S&P 500 Index in a down market and underperform it in an up market, while realizing less volatility across all market environments. Given the strong upward trend in domestic large-cap equities during the period, the Fund met expectations by realizing a more defensive return profile.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. This process resulted in lower average weights to several mega-cap names during the period. The narrow and concentrated leadership in equity markets was a headwind to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	28.35%	11.37%	11.40%
S&P 500 Total Return Index	33.89%	15.77%	16.21%
MSCI USA Minimum Volatility Index	26.18%	9.82%	10.25%

Performance Inception Date	Jun. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 598,878,346
Holdings Count | shares	157
Advisory Fees Paid, Amount	$ 3,394,770
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$598,878,346
Number of Portfolio Holdings	157
Total Advisory Fees Paid ($)	$3,394,770
Portfolio Turnover Rate (%)	164%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.7%
Investment Companies	0.3%
100.0%

Advisor Class, HESAX
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Advisor Class
Trading Symbol	HESAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$129.69	1.12%

Expenses Paid, Amount	$ 129.69
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Defensive Core Fund is a risk mitigation strategy designed with the goal to mitigate catastrophic loss of portfolio value. To achieve this objective, the Fund invests in large-cap stocks and uses an active process to shift the portfolio towards short-term U.S. Treasuries during periods of elevated volatility and equity market losses. Given the general upward trend for domestic equity markets for the year ending November 30, 2024, the Fund performed as expected in terms of risk and return during the period.

The underlying equity portfolio, managed by Horizon Investments, follows an index replication strategy designed to track the MSCI USA ESG Leaders Index. Thes performance and risk of the Fund's underlying equity portfolio matched that of the Index over the period. The Index generally performed in line with the S&P 500 Index over that time.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the domestic large-cap equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	31.59%	14.50%
MSCI USA Index	34.39%	15.31%
MSCI USA ESG Leaders Index	33.13%	15.74%

Performance Inception Date	Jan. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 467,113,155
Holdings Count | shares	296
Advisory Fees Paid, Amount	$ 2,425,386
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$467,113,155
Number of Portfolio Holdings	296
Total Advisory Fees Paid ($)	$2,425,386
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.6%
Investment Companies	0.4%
100.0%

Investor Class, HESGX
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Investor Class
Trading Symbol	HESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$110.12	0.95%

Expenses Paid, Amount	$ 110.12
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Defensive Core Fund is a risk mitigation strategy designed with the goal to mitigate catastrophic loss of portfolio value. To achieve this objective, the Fund invests in large-cap stocks and uses an active process to shift the portfolio towards short-term U.S. Treasuries during periods of elevated volatility and equity market losses. Given the general upward trend for domestic equity markets for the year ending November 30, 2024, the Fund performed as expected in terms of risk and return during the period.

The underlying equity portfolio, managed by Horizon Investments, follows an index replication strategy designed to track the MSCI USA ESG Leaders Index. Thes performance and risk of the Fund's underlying equity portfolio matched that of the Index over the period. The Index generally performed in line with the S&P 500 Index over that time.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the domestic large-cap equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	31.82%	14.65%
MSCI USA Index	34.39%	15.32%
MSCI USA ESG Leaders Index	33.13%	15.68%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 467,113,155
Holdings Count | shares	296
Advisory Fees Paid, Amount	$ 2,425,386
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$467,113,155
Number of Portfolio Holdings	296
Total Advisory Fees Paid ($)	$2,425,386
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.6%
Investment Companies	0.4%
100.0%

Advisor Class, HTFAX
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	HTFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$104.07	1.01%

Expenses Paid, Amount	$ 104.07
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Tactical Fixed Income Fund, through its actively managed approach to fixed income markets, seeks to provide total return through a combination of current income and capital appreciation. To achieve this objective, the Fund makes dynamic adjustments to duration, as well as tactically de-risking higher-yielding fixed income investments during bouts of volatility, while otherwise maintaining exposure to higher risk parts of the fixed income universe. The year ending November 30, 2024, featured elevated bond market volatility, and Fund performance met expectations given that market environment.

Elevated interest rate volatility impacted the Fund's tactical duration positioning, causing underperformance relative to broad investment-grade bonds early in the period. As rates trended upward following the start of the Federal Reserve's cutting cycle in September, the Fund's duration positioning was a tailwind to performance.

Spreads on corporate credit and other higher-risk portions of the fixed income market generally contracted throughout this period as the economy proved stronger-than-anticipated and monetary policy headwinds flipped to tailwinds. The Fund's structural tilt toward these higher-yielding securities was accretive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	6.08%	2.82%
Bloomberg Aggregate Bond Index	6.88%	4.89%

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 227,452,598
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 1,256,288
Investment Company, Portfolio Turnover	316.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$227,452,598
Number of Portfolio Holdings	11
Total Advisory Fees Paid ($)	$1,256,288
Portfolio Turnover Rate (%)	316%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%

Investor Class, HTFNX
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Investor Class
Trading Symbol	HTFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$88.67	0.86%

Expenses Paid, Amount	$ 88.67
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Tactical Fixed Income Fund, through its actively managed approach to fixed income markets, seeks to provide total return through a combination of current income and capital appreciation. To achieve this objective, the Fund makes dynamic adjustments to duration, as well as tactically de-risking higher-yielding fixed income investments during bouts of volatility, while otherwise maintaining exposure to higher risk parts of the fixed income universe. The year ending November 30, 2024, featured elevated bond market volatility, and Fund performance met expectations given that market environment.

Elevated interest rate volatility impacted the Fund's tactical duration positioning, causing underperformance relative to broad investment-grade bonds early in the period. As rates trended upward following the start of the Federal Reserve's cutting cycle in September, the Fund's duration positioning was a tailwind to performance.

Spreads on corporate credit and other higher-risk portions of the fixed income market generally contracted throughout this period as the economy proved stronger-than-anticipated and monetary policy headwinds flipped to tailwinds. The Fund's structural tilt toward these higher-yielding securities was accretive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	6.22%	2.31%
Bloomberg Aggregate Bond Index	6.88%	3.86%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 227,452,598
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 1,256,288
Investment Company, Portfolio Turnover	316.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$227,452,598
Number of Portfolio Holdings	11
Total Advisory Fees Paid ($)	$1,256,288
Portfolio Turnover Rate (%)	316%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%

Advisor Class, HSMBX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Advisor Class
Trading Symbol	HSMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$150.72	1.24%

Expenses Paid, Amount	$ 150.72
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Multi-Factor Small/Mid Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. For the year ending November 30, 2024, the Fund's tilt toward stocks with both lower valuations and above average measures of profitability was rewarded relative to the broad small- and mid-cap universe.

The Fund is expected to outperform the S&P 1000 Index in a down market and underperform in an up market, while realizing less volatility across all market environments. Small- and mid-cap equities posted strong but choppy returns during the period. Given that market backdrop, the Fund outperformed expectations in terms of returns.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. Lower levels of market concentration in the small- and mid-cap space favored the Fund's more diversified and balanced positioning, while the Fund's portfolio construction process resulted in lower volatility than the S&P 1000 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	43.10%	26.76%
S&P 500 Total Return Index	33.89%	28.89%
S&P 1000 Total Return Index	33.37%	17.58%

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 255,279,744
Holdings Count | shares	311
Advisory Fees Paid, Amount	$ 347,059
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$255,279,744
Number of Portfolio Holdings	311
Total Advisory Fees Paid ($)	$347,059
Portfolio Turnover Rate (%)	107%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.4%
Real Estate Investment Trusts	1.1%
Investment Companies	0.5%
100.0%

Investor Class, HSMNX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Investor Class
Trading Symbol	HSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$132.62	1.09%

Expenses Paid, Amount	$ 132.62
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Horizon Multi-Factor Small/Mid Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. For the year ending November 30, 2024, the Fund's tilt toward stocks with both lower valuations and above average measures of profitability was rewarded relative to the broad small- and mid-cap universe.

The Fund is expected to outperform the S&P 1000 Index in a down market and underperform in an up market, while realizing less volatility across all market environments. Small- and mid-cap equities posted strong but choppy returns during the period. Given that market backdrop, the Fund outperformed expectations in terms of returns.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. Lower levels of market concentration in the small- and mid-cap space favored the Fund's more diversified and balanced positioning, while the Fund's portfolio construction process resulted in lower volatility than the S&P 1000 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	43.33%	28.41%
S&P 500 Total Return Index	33.89%	28.38%
S&P 1000 Total Return Index	33.37%	20.08%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 255,279,744
Holdings Count | shares	311
Advisory Fees Paid, Amount	$ 347,059
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2024)
Net Assets ($)	$255,279,744
Number of Portfolio Holdings	311
Total Advisory Fees Paid ($)	$347,059
Portfolio Turnover Rate (%)	107%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.4%
Real Estate Investment Trusts	1.1%
Investment Companies	0.5%
100.0%